Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$	$
		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)
INVESTMENTS IN SECURITIES 135.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR	2,188	$2,494
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$10,788	10,805

Total Loan Participations and Assignments (Cost $13,062)			13,299

CORPORATE BONDS & NOTES 34.4%
BANKING & FINANCE 24.5%
American Honda Finance Corp.
4.562% due 04/10/2028 •		7,100	7,115
American Tower Corp.
2.750% due 01/15/2027		5,786	5,732
Athene Global Funding
4.587% due 04/19/2027 •		3,000	3,005
4.637% due 09/18/2028 •(i)		23,300	23,241
4.860% due 08/27/2026		1,400	1,401
5.033% due 07/17/2030		1,100	1,090
5.380% due 01/07/2030		600	602
Avolon Holdings Funding Ltd.
4.200% due 04/15/2029		2,000	1,965
6.375% due 05/04/2028		7,000	7,183
Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031		1,000	999
Banco Santander SA
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~		400	402
5.552% due 03/14/2028 •		5,800	5,838
Bank Hapoalim BM
4.722% due 07/14/2029		2,900	2,866
5.252% due 01/14/2033		600	594
Bank Leumi Le-Israel BM
5.343% due 06/29/2029		800	803
Banque Federative du Credit Mutuel SA
4.623% (SOFRRATE + 0.990%) due 10/16/2028 ~		5,300	5,335
Barclays PLC
4.707% (SOFRRATE + 1.080%) due 11/11/2029 ~(i)		14,850	14,960
5.674% due 03/12/2028 •		3,900	3,932
BNP Paribas SA
2.591% due 01/20/2028 •		8,100	8,015
5.056% (SOFRRATE + 1.430%) due 05/09/2029 ~		303	305
BPCE SA
3.500% due 10/23/2027		19,700	19,442
6.612% due 10/19/2027 •(i)		14,700	14,789
Canadian Imperial Bank of Commerce
4.428% (SOFRINDX + 0.800%) due 01/29/2030 ~		9,300	9,296
Citadel Finance LLC
4.750% due 02/14/2029		3,300	3,249
Citigroup, Inc.
4.643% due 05/07/2028 •		6,510	6,516
4.658% due 05/24/2028 •		7,564	7,571
Corebridge Financial, Inc.
3.650% due 04/05/2027		1,563	1,553
Credit Agricole SA
4.848% (SOFRRATE + 1.210%) due 09/11/2028 ~		4,625	4,653
Credit Suisse AG AT1 Claim
0.000% due 12/31/2060		3,100	1,093
Crown Castle, Inc.
2.900% due 03/15/2027		8,318	8,229
Deutsche Bank AG
2.311% due 11/16/2027 •		1,080	1,071
2.552% due 01/07/2028 •		24,300	24,061
4.842% (SOFRRATE + 1.210%) due 01/10/2029 ~		9,350	9,407
5.706% due 02/08/2028 •		700	705
Emaar Sukuk Ltd.
3.635% due 09/15/2026		4,200	4,192
Emirates NBD Bank PJSC
5.125% due 06/29/2031		7,100	7,077
Equitable America Global Funding
4.348% (SOFRRATE + 0.710%) due 09/15/2027 ~		2,245	2,242
Equitable Financial Life Global Funding
1.400% due 08/27/2027		300	289

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
F&G Global Funding
2.000% due 09/20/2028			600		559
2.300% due 04/11/2027			9,725		9,530
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			22,600		22,595
Ford Motor Credit Co. LLC
2.700% due 08/10/2026			4,390		4,381
3.815% due 11/02/2027			300		296
4.125% due 08/17/2027			400		397
4.271% due 01/09/2027			6,900		6,881
5.078% (SOFRRATE + 1.450%) due 11/05/2026 ~			1,400		1,403
5.125% due 11/05/2026			6,100		6,108
5.800% due 03/05/2027			8,900		8,947
7.350% due 11/04/2027			400		411
GA Global Funding Trust
4.400% due 09/23/2027 (i)			14,500		14,442
General Motors Financial Co., Inc.
4.675% (SOFRRATE + 1.040%) due 02/26/2027 ~			300		301
4.804% (SOFRINDX + 1.170%) due 04/04/2028 ~			550		553
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~			300		302
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •(i)			5,365		5,335
1.948% due 10/21/2027 •			5,424		5,382
4.341% (SOFRRATE + 0.710%) due 01/21/2029 ~			2,700		2,705
4.594% due 04/20/2030 •			1,100		1,094
4.632% (SOFRRATE + 1.000%) due 04/20/2030 ~			13,100		13,157
4.692% due 10/23/2030 •			100		100
4.937% due 04/23/2028 •			5,800		5,817
5.049% due 07/23/2030 •			800		805
Hardwood Funding LLC
4.360% due 06/08/2029 «(g)			2,000		1,962
HSBC Holdings PLC
2.848% due 06/04/2031 •			800		741
4.929% (SOFRRATE + 1.290%) due 03/03/2031 ~			2,000		2,025
5.887% due 08/14/2027 •			3,400		3,405
ING Groep NV
4.647% (SOFRINDX + 1.010%) due 03/25/2029 ~(i)			20,800		20,936
Intesa Sanpaolo SpA
5.000% due 06/29/2030 •			6,000		6,008
Jackson National Life Global Funding
4.588% (SOFRRATE + 0.950%) due 09/12/2028 ~			13,300		13,285
Jefferies Financial Group, Inc.
4.850% due 01/15/2027			12,879		12,890
6.450% due 06/08/2027			983		998
JPMorgan Chase & Co.
1.470% due 09/22/2027 •			4,500		4,470
2.947% due 02/24/2028 •			6,729		6,662
3.540% due 05/01/2028 •			5,667		5,621
4.470% (SOFRRATE + 0.840%) due 01/22/2032 ~			4,500		4,497
4.560% (SOFRRATE + 0.930%) due 07/22/2028 ~			5,000		5,023
6.070% due 10/22/2027 •			1,800		1,809
Lloyds Banking Group PLC
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~(i)			25,000		25,129
Marex Group PLC
5.680% due 04/21/2031			200		200
Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031			10,400		10,314
Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(b)			9,600		9,604
Morgan Stanley
1.512% due 07/20/2027 •			1,200		1,198
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~			7,100		7,122
National Bank of Canada
4.402% due 01/20/2029 •(i)			21,800		21,847
Nationwide Building Society
4.703% (SOFRRATE + 1.070%) due 07/14/2029 ~			11,200		11,249
NatWest Group PLC
4.735% (SOFRRATE + 1.100%) due 05/23/2029 ~			4,900		4,932
NatWest Markets PLC
4.427% (SOFRRATE + 0.800%) due 11/06/2028 ~			7,900		7,914
4.768% (SOFRRATE + 1.140%) due 05/17/2029 ~			10,730		10,836
Nomura Holdings, Inc.
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~			11,081		11,168
PNC Bank NA
4.361% (SOFRRATE + 0.730%) due 07/21/2028 ~			325		326
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			4,000		4,020
RGA Global Funding
5.250% due 01/09/2030			1,800		1,824
Royal Bank of Canada
4.612% due 07/26/2027	CAD		11,500		8,245
Sammons Financial Group Global Funding
4.489% due 09/02/2027 •			$2,200		2,202
4.950% due 06/12/2030			200		199
Sammons Financial Group, Inc.
3.350% due 04/16/2031			1,600		1,476

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •(i)			21,015		20,775
4.707% (SOFRINDX + 1.070%) due 09/22/2029 ~			3,700		3,714
SBA Communications Corp.
3.875% due 02/15/2027			6,600		6,566
Sirius Real Estate Ltd.
1.750% due 11/24/2028	EUR		200		221
Skandinaviska Enskilda Banken AB
4.699% (SOFRINDX + 1.060%) due 09/03/2030 ~			$4,800		4,823
Societe Generale SA
5.250% due 02/19/2027			1,200		1,206
Standard Chartered PLC
4.798% (SOFRRATE + 1.170%) due 05/14/2028 ~			1,000		1,005
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028			7,100		7,050
5.328% (SOFRRATE + 1.690%) due 09/15/2028 ~			6,100		6,129
5.400% due 06/15/2029			300		299
Sumisho Air Lease Corp.
1.875% due 08/15/2026			3,676		3,664
2.200% due 01/15/2027			9,392		9,273
3.625% due 12/01/2027			12,383		12,214
4.500% due 03/24/2029			2,600		2,579
4.850% due 03/24/2031			800		792
Synchrony Financial
3.700% due 08/04/2026			3,200		3,195
Toronto-Dominion Bank
4.210% due 06/01/2027	CAD		12,700		9,054
UBS Group AG
4.499% (SOFRRATE + 0.840%) due 04/10/2030 ~(i)			$23,600		23,628
VICI Properties LP
4.750% due 04/01/2028			800		800
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026			11,400		11,379
5.750% due 02/01/2027			3,815		3,825
Wells Fargo & Co.
4.370% (SOFRRATE + 0.740%) due 01/23/2030 ~			7,500		7,497
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~			7,630		7,663

					709,807

INDUSTRIALS 7.7%
Baxter International, Inc.
4.900% due 12/15/2030			200		199
Bayer U.S. Finance II LLC
4.375% due 12/15/2028			2,600		2,573
Bayer U.S. Finance LLC
6.125% due 11/21/2026			2,807		2,822
Berry Global, Inc.
1.650% due 01/15/2027			600		591
BMW U.S. Capital LLC
4.428% (SOFRRATE + 0.790%) due 03/17/2028 ~(i)			23,700		23,819
4.548% (SOFRINDX + 0.920%) due 08/13/2027 ~			1,200		1,206
Boeing Co.
2.700% due 02/01/2027			10,358		10,246
6.259% due 05/01/2027			600		608
Conagra Brands, Inc.
5.000% due 08/01/2030			700		700
DAE Funding LLC
3.375% due 03/20/2028			500		484
Daimler Truck Finance North America LLC
4.473% (SOFRRATE + 0.840%) due 01/13/2028 ~			1,500		1,504
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028			1,583		1,582
Element Fleet Management Corp.
5.643% due 03/13/2027			1,715		1,727
Energy Transfer LP
5.200% due 04/01/2030			300		305
Equate Petrochemical Co. KSCC
4.250% due 11/03/2026			1,700		1,695
Ford Motor Co.
4.346% due 12/08/2026			2,000		1,997
Gartner, Inc.
4.500% due 07/01/2028			10,600		10,414
Glencore Funding LLC
4.000% due 03/27/2027			3,668		3,656
Global Payments, Inc.
2.150% due 01/15/2027			2,500		2,468
Haleon U.S. Capital LLC
3.375% due 03/24/2027			4,200		4,170
Hyatt Hotels Corp.
5.750% due 01/30/2027			9,596		9,652
Hyundai Capital America
4.707% due 09/18/2028 •			500		502
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~			4,900		4,925
4.986% (SOFRRATE + 1.350%) due 03/27/2030 ~			22,063		22,350
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~			3,500		3,516

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Keurig Dr. Pepper, Inc.
4.208% (SOFRRATE + 0.580%) due 11/15/2026 ~			1,585		1,585
4.518% (SOFRINDX + 0.880%) due 03/15/2027 ~			350		351
MPLX LP
4.125% due 03/01/2027			800		798
NTT Finance Corp.
4.665% (SOFRRATE + 1.030%) due 06/20/2031 ~(b)			20,700		20,696
4.943% (SOFRRATE + 1.310%) due 07/16/2030 ~			4,573		4,660
QatarEnergy
4.625% due 06/23/2029			4,100		4,075
Qatarenergy LNG S3
6.332% due 09/30/2027			1,445		1,455
Renesas Electronics Corp.
2.170% due 11/25/2026			2,200		2,180
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			5,060		5,046
Rogers Communications, Inc.
3.650% due 03/31/2027	CAD		9,600		6,793
Rolls-Royce PLC
5.750% due 10/15/2027			$800		810
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027 (i)			19,876		19,921
5.500% due 04/01/2028			6,100		6,159
Sirius XM Radio LLC
5.000% due 08/01/2027			2,250		2,248
Viper Energy Partners LLC
4.900% due 08/01/2030			6,700		6,681
Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032			400		362
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027			3,900		3,888
4.550% due 09/11/2028			4,900		4,872
4.697% (SOFRRATE + 1.060%) due 03/25/2027 ~			8,400		8,424
6.000% due 11/16/2026			9,900		9,956

					224,671

UTILITIES 2.2%
AES Corp.
5.200% due 07/15/2029			2,200		2,213
Black Hills Corp.
3.150% due 01/15/2027			1,000		993
Fortis, Inc.
3.055% due 10/04/2026			5,641		5,620
Israel Electric Corp. Ltd.
7.750% due 12/15/2027			12,491		12,992
National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~			8,300		8,314
Pacific Gas & Electric Co.
2.500% due 02/01/2031			1,500		1,346
PacifiCorp
4.250% due 03/15/2029			300		296
Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 01/15/2031			2,700		2,678
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~			6,700		6,732
Southern California Edison Co.
3.650% due 03/01/2028			400		394
4.400% due 09/06/2026			1,917		1,917
4.700% due 06/01/2027			300		300
4.875% due 02/01/2027			9,255		9,271
5.150% due 06/01/2029			2,800		2,830
5.650% due 10/01/2028			100		102
Vistra Operations Co. LLC
3.700% due 01/30/2027			2,900		2,885
5.050% due 12/30/2026			4,300		4,307

					63,190

Total Corporate Bonds & Notes (Cost $997,038)					997,668

U.S. GOVERNMENT AGENCIES 31.7%
Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 (i)			287		274
5.000% due 12/01/2026 - 01/01/2029			10		10
6.000% due 01/01/2029 - 02/01/2034			71		73
6.000% due 01/01/2055 (i)			269		280
6.076% due 09/01/2037 •(i)			168		175
6.137% due 06/01/2035 •			58		60
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~(i)			7,009		6,795
Federal Home Loan Mortgage Corp. REMICS
4.007% due 02/15/2037 •			1		1
4.037% due 02/15/2037 •			7		7
4.047% due 02/15/2037 •(i)			31		31
4.204% due 07/15/2040 •(i)			154		153

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$
4.257% due 07/15/2041 •(i)	370		369
4.264% due 03/15/2042 •(i)	61		60
4.307% due 10/15/2037 •(i)	32		32
4.377% due 08/15/2037 •(i)	233		234
4.407% due 08/15/2037 •(i)	523		525
4.417% due 10/15/2037 •(i)	81		82
4.427% due 05/15/2037 - 09/15/2037 •(i)	564		566
4.449% due 03/15/2050 •(i)	927		920
4.457% due 08/15/2036 •(i)	35		35
4.528% due 11/25/2054 - 12/25/2055 •(i)	23,968		24,114
4.557% due 11/15/2039 •(i)	12		12
4.562% due 01/15/2038 •(i)	129		130
4.568% due 11/25/2054 •(i)	12,297		12,398
4.578% due 10/25/2054 - 09/25/2055 •(i)	40,764		41,164
4.608% due 02/25/2055 •(i)	561		566
4.628% due 09/25/2054 - 02/25/2055 •(i)	5,784		5,814
4.728% due 07/25/2055 - 10/25/2055 •(i)	11,489		11,600
4.778% due 01/25/2055 - 09/25/2055 •(i)	20,611		20,834
4.828% due 02/25/2055 - 08/25/2055 •(i)	38,890		39,207
4.878% due 05/25/2054 •(i)	5,148		5,219
5.128% due 07/25/2055 - 06/25/2056 •(i)	13,318		13,444
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.500% due 10/25/2043 (i)	261		264
Federal National Mortgage Association
3.000% due 12/01/2026 - 01/01/2027	116		115
3.000% due 12/01/2032 (i)	3,785		3,632
3.500% due 12/01/2047 - 03/01/2048	151		138
3.500% due 01/01/2048 - 08/01/2048 (i)	7,620		7,005
4.300% due 12/01/2029 (i)	8,820		8,778
4.435% due 11/01/2028 •	1		1
4.597% due 11/01/2028 •	1		1
4.662% due 12/01/2036 •	8		8
4.730% due 05/01/2029 (i)	2,698		2,716
4.967% due 07/01/2044 •	7		7
5.178% due 09/01/2034 •	5		5
5.467% due 11/01/2035 •	20		20
6.060% due 12/01/2033 •	29		30
6.224% due 05/01/2038 •	74		77
8.000% due 03/01/2030 - 08/01/2030	2		2
Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (a)(e)(i)	24		21
3.000% due 10/25/2040 (i)	317		303
3.847% due 03/25/2034 •(i)	9		9
3.992% due 05/25/2037 •(i)	12		12
4.092% due 03/25/2037 •	5		5
4.092% due 07/25/2037 •(i)	13		13
4.102% due 03/25/2037 •(i)	13		13
4.114% due 05/25/2058 •(i)	281		277
4.122% due 07/25/2037 •(i)	29		29
4.142% due 09/25/2035 •(i)	56		55
4.187% due 02/25/2037 •(i)	27		27
4.462% due 06/25/2037 •(i)	66		66
4.492% due 03/25/2038 - 01/25/2040 •(i)	63		64
4.528% due 09/25/2054 - 08/25/2055 •(i)	10,786		10,835
4.562% due 12/25/2039 •(i)	38		38
4.578% due 11/25/2053 - 03/25/2055 •(i)	3,461		3,488
4.628% due 11/25/2055 •(i)	5,351		5,391
4.642% due 07/25/2039 •(i)	19		19
4.678% due 01/25/2055 - 09/25/2055 •(i)	4,680		4,702
4.728% due 07/25/2055 - 10/25/2055 •(i)	40,666		40,948
4.778% due 09/25/2055 •(i)	7,591		7,681
4.808% due 08/25/2055 •(i)	3,904		3,930
4.828% due 12/25/2053 - 11/25/2055 •(i)	24,463		24,704
4.878% due 02/25/2055 •(i)	2,417		2,449
4.928% due 10/25/2054 •(i)	6,698		6,759
4.978% due 11/25/2054 •(i)	9,809		9,901
5.000% due 04/25/2033 (i)	46		46
5.028% due 09/25/2055 •(i)	8,313		8,413
Government National Mortgage Association
5.000% due 01/20/2028 •	4		4
5.125% due 12/20/2027 •	3		3
5.375% due 07/20/2027 •	6		6
5.625% due 04/20/2027 - 06/20/2027 •	2		2
5.625% due 04/20/2041 •(i)	460		469
7.000% due 06/20/2055 (i)	238		246
Government National Mortgage Association REMICS
4.459% due 09/20/2055 •(i)	7,934		7,972
4.511% due 12/20/2065 •(i)	395		397
4.561% due 01/20/2066 •(i)	41		41
4.759% due 06/20/2055 •(i)	16,354		16,563
4.761% due 01/20/2066 - 03/20/2066 •(i)	772		777
4.809% due 06/20/2055 •(i)	22,476		22,821
4.911% due 03/20/2066 •(i)	58		58
Government National Mortgage Association, TBA
4.000% due 07/01/2056 - 08/01/2056	43,000		39,967
4.500% due 07/01/2056	41,700		40,060

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.000% due 08/01/2056			49,600		48,853
5.500% due 08/01/2056			40,000		40,150
6.000% due 09/01/2056			39,400		40,134
Uniform Mortgage-Backed Security, TBA
5.500% due 09/01/2056			323,400		323,751

Total U.S. Government Agencies (Cost $917,813)					920,455

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Inflation Protected Securities (f)
1.625% due 04/15/2030 (i)(k)(m)			48,005		47,435

Total U.S. Treasury Obligations (Cost $48,477)					47,435

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
ACRA Trust
5.608% due 10/25/2064 þ			1,735		1,737
Angel Oak Mortgage Trust
5.410% due 07/25/2070 þ			5,525		5,525
Ashford Hospitality Trust
4.698% due 04/15/2035 •			3,360		3,365
5.048% due 04/15/2035 •			7,105		7,108
Avon Finance
4.646% due 12/28/2049 •	GBP		4,945		6,563
Bear Stearns ALT-A Trust
4.231% due 11/25/2036 ~			$2,586		1,367
4.642% due 09/25/2035 ~			55		28
5.338% due 01/25/2035 •			2,185		2,180
Bear Stearns ARM Trust
6.000% due 04/25/2033 ~			6		6
6.156% due 01/25/2034 ~			108		105
6.375% due 01/25/2034 ~			4		4
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~			111		87
4.750% due 01/26/2036 ~			129		90
BMO Mortgage Trust
3.378% due 02/17/2055 ~			5,737		5,507
5.092% due 11/15/2057			2,600		2,614
5.187% due 07/15/2058			10,800		10,891
Chase Home Lending Mortgage Trust
4.878% due 05/25/2055 •			2,242		2,241
CHL Mortgage Pass-Through Trust
5.500% due 11/25/2035			672		326
CIM Trust
2.750% due 12/25/2059 ~			6,300		5,985
Citigroup Mortgage Loan Trust, Inc.
6.190% due 05/25/2035 •			6		6
CLNY Trust
5.108% due 11/15/2038 •			1,976		1,957
Countrywide Alternative Loan Trust
4.123% due 04/25/2046 •			1,165		1,127
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~			22		22
Cross Mortgage Trust
6.147% due 07/25/2069 þ			969		974
CSMC Trust
1.115% due 01/25/2060 ~			1,121		945
3.850% due 09/25/2057 ~			1,604		1,576
4.148% due 12/27/2060 ~			1,443		1,439
5.140% due 07/15/2038 •			7,900		6,596
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.003% due 05/25/2036 •			1,808		1,713
GCAT Trust
2.650% due 10/25/2068 ~			2,477		2,423
Government National Mortgage Association REMICS
4.389% due 10/20/2075 •(i)			965		973
GreenPoint Mortgage Funding Trust
4.303% due 11/25/2045 •			63		62
GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~			1,412		1,330
GSR Mortgage Loan Trust
4.479% due 01/25/2036 ~			11		11
Impac CMB Trust
4.303% due 05/25/2035 •			2,730		2,678
JP Morgan Chase Commercial Mortgage Securities Trust
5.280% due 06/15/2038 •			7,000		6,325
JP Morgan Seasoned Mortgage Trust
4.358% due 01/25/2063 ~			3,394		3,246
Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~			1,207		1,152
Lehman Mortgage Trust
4.083% due 08/25/2036 •			476		290
Lehman XS Trust
4.123% due 11/25/2035 •			1,550		1,570
MASTR Adjustable Rate Mortgages Trust
4.544% due 12/25/2046 •			5,800		4,685

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •			37		37
Morgan Stanley Capital I Trust
4.690% due 12/15/2036 •			1,800		1,053
Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/2070 ~			4,869		4,864
Mortgage House RMBS Osmium
5.550% due 11/15/2066 •	AUD		17,731		12,296
New Orleans Hotel Trust
4.662% due 04/15/2032 •			$1,900		1,899
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~			588		566
1.147% due 10/25/2058 ~			84		81
1.353% due 10/25/2058 ~			60		58
PMT Loan Trust
5.306% due 06/25/2057 •			11,700		11,729
Polaris PLC
4.464% due 06/27/2070 •	GBP		9,000		11,912
Prime Mortgage Trust
4.163% due 02/25/2034 •			$7		7
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		20,900		14,423
PRPM LLC
5.250% due 07/25/2055 þ			$1,814		1,806
5.729% due 07/25/2030 þ			3,404		3,394
5.774% due 08/25/2028 þ			2,508		2,502
PRPM Trust
6.265% due 12/25/2068 þ			902		905
Stratton Mortgage Funding PLC
4.896% due 06/20/2060 •	GBP		1,301		1,729
Structured Adjustable Rate Mortgage Loan Trust
4.083% due 10/25/2035 •			$1,048		1,017
4.654% due 09/25/2035 ~			165		148
Structured Asset Mortgage Investments II Trust
4.254% due 07/19/2035 •			55		53
4.323% due 02/25/2036 •			76		65
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~			39		39
Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP		3,617		4,801
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~			$1,434		1,406
2.900% due 10/25/2059 ~			1,114		1,068
3.750% due 05/25/2058 ~			2,455		2,413
4.612% due 10/25/2064 ~			7,219		7,210
4.763% due 05/25/2058 •			693		705
Trinity Square PLC
4.647% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP		1,755		2,330
Verus Securitization Trust
1.020% due 04/25/2064 ~			$701		676
1.277% due 04/25/2064 ~			89		86
1.380% due 04/25/2064 ~			134		129
5.402% due 05/25/2065 þ			3,904		3,901
5.417% due 07/25/2070 þ			4,483		4,494
WaMu Mortgage Pass-Through Certificates Trust
3.978% due 02/27/2034 •			48		47
4.343% due 10/25/2045 •			24		24
4.944% due 11/25/2042 •			10		9
5.144% due 06/25/2042 •			24		23
Wells Fargo Mortgage-Backed Securities Trust
6.099% due 04/25/2036 ~			697		697

Total Non-Agency Mortgage-Backed Securities (Cost $202,184)					197,431

ASSET-BACKED SECURITIES 17.7%
AUTOMOBILE ABS OTHER 0.7%
Auto ABS Spanish Loans FT
2.521% due 02/28/2032 •	EUR		879		1,004
CPS Auto Receivables Trust
4.710% due 12/17/2029			$12,000		12,006
Westlake Automobile Receivables Trust
4.630% due 01/15/2031			8,100		8,114

					21,124

AUTOMOBILE SEQUENTIAL 2.5%
Ally Auto Receivables Trust
4.140% due 07/16/2029			642		642
5.460% due 05/15/2028			908		912
Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029			1,395		1,398
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028			4,500		4,559

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
BMW Vehicle Owner Trust
5.470% due 02/25/2028			513		515
CarMax Auto Owner Trust
4.350% due 07/15/2030			10,600		10,606
Carvana Auto Receivables Trust
4.100% due 06/11/2029			5,200		5,191
4.530% due 01/10/2029			2,262		2,264
5.330% due 07/10/2029			848		852
5.380% due 03/12/2029			2,700		2,718
5.420% due 04/10/2028			83		83
Citizens Auto Receivables Trust
5.110% due 04/17/2028			470		471
5.840% due 01/18/2028			854		856
CPS Auto Receivables Trust
4.710% due 03/15/2029			381		381
FCCU Auto Receivables Trust
4.870% due 01/16/2029			2,476		2,480
Flagship Credit Auto Trust
4.880% due 11/15/2028			268		268
Ford Auto Securitization Trust II Asset-Backed Notes
3.455% due 08/15/2030	CAD		5,600		3,956
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029			$124		124
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028			617		617
GLS Auto Select Receivables Trust
4.460% due 10/15/2030			1,474		1,473
5.240% due 03/15/2030			131		131
5.580% due 06/17/2030			924		929
5.960% due 10/16/2028			1,158		1,163
GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028			900		903
Hyundai Auto Receivables Trust
5.480% due 04/17/2028			785		787
Lendbuzz Securitization Trust
5.100% due 10/15/2030			514		514
M&T Bank Auto Receivables Trust
4.730% due 06/17/2030			9,900		9,933
Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034			2,900		2,905
SCCU Auto Receivables Trust
4.570% due 01/15/2031			8,100		8,103
4.680% due 09/15/2031			2,300		2,298
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029			227		227
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029			3,618		3,621
Westlake Automobile Receivables Trust
5.560% due 02/15/2028			193		194

					72,074

CMBS OTHER 0.7%
Acore Issuer LLC
5.089% due 08/20/2043 •			4,700		4,703
ACREC LLC
4.950% due 07/18/2043 «•			1,600		1,600
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •			500		501
ACRES LLC
5.256% due 08/18/2040 •			6,810		6,838
AREIT Trust
4.856% due 01/20/2037 •			1,753		1,755
BRSP Ltd.
5.089% due 08/19/2043 •			1,100		1,102
Dwight Issuer LLC
5.000% due 01/18/2044 •(b)			1,400		1,402
INCREF LLC
5.050% due 01/19/2044 •			1,600		1,601
MF1 LLC
5.087% due 02/18/2043 •			1,050		1,052

					20,554

HOME EQUITY OTHER 1.5%
ACE Securities Corp. Home Equity Loan Trust
4.083% due 10/25/2036 •			2,680		1,013
AFC Home Equity Loan Trust
4.313% due 06/25/2028 •			13		13
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.678% due 01/25/2035 •			106		113
Argent Securities Trust
4.063% due 06/25/2036 •			3,314		2,202
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.903% due 06/26/2034 •			284		314

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Asset-Backed Securities Corp. Home Equity Loan Trust
4.588% due 04/25/2034 •	831		905
Bear Stearns Asset-Backed Securities I Trust
4.223% due 11/25/2036 •	815		779
4.738% due 11/25/2034 •	3,443		3,444
Chase Funding Trust
4.503% due 10/25/2032 •	25		25
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •	292		212
4.083% due 12/25/2036 •	715		400
7.250% due 10/25/2037 þ	96		91
Countrywide Asset-Backed Certificates
4.163% due 08/25/2034 •	339		331
Countrywide Asset-Backed Certificates Trust
3.903% due 08/25/2037 •	215		191
3.963% due 06/25/2047 •	280		247
4.043% due 12/25/2046 •	5,479		5,124
4.043% due 06/25/2047 •	1,018		938
4.303% due 03/25/2036 •	355		326
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •	32		31
Credit-Based Asset Servicing & Securitization LLC
3.501% due 06/25/2035 •	1,390		1,350
5.338% due 03/25/2046 •	1,558		1,534
GE-WMC Asset-Backed Pass-Through Certificates
4.403% due 12/25/2035 •	3,630		3,528
GSAA Home Equity Trust
4.263% due 01/25/2036 •	687		212
GSAMP Trust
4.043% due 06/25/2036 •	44		43
4.663% due 11/25/2035 •	200		197
5.413% due 10/25/2034 •	19		20
Home Equity Mortgage Loan Asset-Backed Trust
4.023% due 08/25/2036 •	2,810		2,659
HSI Asset Securitization Corp. Trust
4.258% due 02/25/2036 •	306		299
JP Morgan Mortgage Acquisition Trust
4.423% due 07/25/2036 •	2,200		2,101
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	6,109		6,041
Long Beach Mortgage Loan Trust
4.194% due 04/21/2031 •	1,787		1,758
4.203% due 02/25/2036 •	359		355
4.323% due 10/25/2034 •	39		39
Merrill Lynch Mortgage Investors Trust
4.063% due 08/25/2037 •	237		230
Morgan Stanley ABS Capital I, Inc. Trust
3.873% due 12/25/2036 •	3,609		1,805
3.893% due 10/25/2036 •	67		60
3.923% due 09/25/2036 •	25		10
4.678% due 07/25/2034 •	404		413
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	1,491		1,491
Residential Asset Mortgage Products Trust
4.828% due 05/25/2035 •	2,543		2,443
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.588% due 01/25/2035 •	896		952

			44,239

WHOLE LOAN COLLATERAL 0.7%
First Franklin Mortgage Loan Trust
4.063% due 08/25/2036 •	1,432		1,371
4.243% due 05/25/2036 •	12,141		10,817
Pretium Mortgage Credit Partners LLC
5.657% due 07/25/2055 þ	2,436		2,439
Residential Asset Mortgage Products Trust
4.123% due 08/25/2046 •	4,400		3,941
Specialty Underwriting & Residential Finance Trust
4.738% due 12/25/2035 •	16		16

			18,584

OTHER ABS 11.6%
AASET Trust
2.798% due 01/15/2047	937		891
ACHV ABS Trust
5.010% due 12/26/2031	565		567
5.070% due 10/27/2031	219		219
5.900% due 04/25/2031	66		66
Affirm Master Trust
4.670% due 07/15/2033	8,600		8,620
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •	7,500		7,504
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	5,600		5,546

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Aqua Finance Issuer Trust
4.790% due 05/17/2051			4,568		4,545
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR		1,000		1,143
Arbour CLO XIII DAC
3.453% due 08/15/2038 •			1,000		1,143
Arcano Euro CLO II DAC
4.215% due 07/25/2039 •			500		573
ARES European CLO X DAC
2.984% due 10/15/2031 •			73		84
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			1,000		1,143
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •			$11,900		11,912
Bain Capital Credit CLO Ltd.
4.840% due 07/17/2035 •			6,800		6,806
Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR		1,200		1,373
Blackbird Capital II Aircraft Lease Ltd.
2.443% due 07/15/2046			$1,972		1,872
BNPP AM Euro CLO DAC
2.804% due 04/15/2031 •	EUR		710		810
Cairn CLO XI DAC
3.434% due 01/15/2040 •			3,600		4,117
Canyon CLO Ltd.
4.753% due 07/15/2034 •			$4,000		4,002
Capital Four CLO IV DAC
3.394% due 04/15/2038 •	EUR		9,300		10,627
Capital Four CLO X DAC
3.415% due 10/25/2038 •			1,000		1,144
Capital Street Master Trust
4.693% due 08/16/2029 •			$6,000		6,003
Carlyle Euro CLO DAC
3.194% due 10/15/2035 •	EUR		1,000		1,144
Carlyle U.S. CLO Ltd.
4.785% due 10/20/2034 •			$1,000		1,001
CarVal CLO III Ltd.
4.665% due 07/20/2032 •			5,993		5,997
Castlelake Aircraft Structured Trust
5.783% due 02/15/2050			3,196		3,209
Crown City CLO III
0.000% due 07/20/2034 «~(b)			700		700
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •	EUR		7,400		8,476
Dryden 43 Senior Loan Fund
4.745% due 04/20/2034 •			$3,500		3,505
Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •	EUR		1,084		1,238
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •			$1,000		1,001
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			3,800		3,802
Elevation CLO Ltd.
4.955% due 01/25/2035 •			14,900		14,907
Golden Bar Securitisation SRL
3.136% due 12/20/2044 •	EUR		1,387		1,589
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			$1,400		1,401
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060			966		963
4.930% due 06/25/2060			250		251
5.020% due 06/25/2060			1,300		1,306
5.070% due 06/25/2060			4,600		4,586
5.150% due 10/27/2059			1,985		2,001
5.880% due 06/25/2059			8		8
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(b)	EUR		1,000		1,143
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •			$1,550		1,552
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •			350		350
LCM 39 Ltd.
4.713% due 10/15/2034 •			1,000		1,001
M&T Equipment Notes
4.990% due 08/18/2031			397		398
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR		986		1,128
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			$11,700		11,700
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •			1,100		1,101
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •			1,700		1,701
Mariner Finance Issuance Trust
1.860% due 03/20/2036			4,696		4,644

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Navient Education Loan Trust
5.020% due 07/15/2055			2,879		2,887
Navient Refinance Loan Trust
4.800% due 10/15/2055			10,887		10,843
Navient Student Loan Trust
4.720% due 12/15/2059 •			1,155		1,153
Nelnet Student Loan Trust
4.610% due 02/21/2061			5,145		5,057
4.650% due 08/20/2054			5,088		5,006
4.670% due 06/22/2065			10,641		10,426
4.840% due 05/17/2055			1,816		1,804
4.909% due 02/21/2061 •			1,625		1,627
5.809% due 02/20/2041 •			433		442
6.640% due 02/20/2041			433		444
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		1,000		1,144
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(b)			$1,800		1,800
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			447		447
OCP Euro CLO DAC
3.527% due 04/15/2037 «•	EUR		1,000		1,143
Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033			$1,781		1,769
5.065% due 03/15/2032			443		444
5.108% due 03/15/2033			691		692
5.156% due 07/15/2032			673		674
5.183% due 06/15/2032			940		941
6.278% due 10/15/2031			291		291
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031			390		390
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031			431		432
Palmer Square European Loan Funding DAC
3.273% due 05/15/2034 •	EUR		855		979
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •			$3,342		3,344
4.493% due 01/15/2033 •			460		459
4.660% due 01/15/2034 •			550		550
Post CLO Ltd.
4.753% due 10/15/2034 •			1,000		1,001
4.775% due 04/20/2035 •			1,300		1,301
Post Road Equipment Finance LLC
4.900% due 05/15/2031			2,762		2,773
Providus CLO V DAC
3.513% due 11/15/2039 •	EUR		1,000		1,144
Providus CLO VII DAC
3.374% due 07/15/2038 •			9,700		11,085
Providus CLO VIII DAC
3.415% due 11/20/2038 •			6,400		7,316
RCKT Trust
4.900% due 07/25/2034			$481		482
Reach ABS Trust
4.930% due 08/18/2032			2,700		2,705
4.960% due 08/16/2032			112		112
5.120% due 08/18/2032			3,400		3,391
Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •			850		851
Rockford Tower Europe CLO DAC
3.121% due 01/24/2035 •	EUR		5,700		6,514
Romark CLO V Ltd.
4.863% due 01/15/2035 •			$8,900		8,901
RRE 3 Loan Management DAC
3.494% due 12/15/2039 •	EUR		2,500		2,858
SMB Private Education Loan Trust
1.290% due 07/15/2053			$1,017		973
1.310% due 07/17/2051			1,222		1,155
1.340% due 03/17/2053			3,246		3,067
2.850% due 11/16/2054			2,711		2,521
3.250% due 11/15/2040			1,991		1,979
4.460% due 01/15/2037 •			783		783
4.693% due 12/15/2053 •			7,888		7,901
4.943% due 10/16/2056 •			7,599		7,668
5.060% due 03/16/2054			1,501		1,502
5.090% due 10/16/2056			1,461		1,462
5.143% due 11/15/2052 •			700		704
SoFi Professional Loan Program LLC
2.540% due 05/15/2046			853		824
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •			7,800		7,810
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035			9,700		9,712
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •			4,000		4,005
Tikehau CLO V DAC
3.404% due 10/15/2038 •	EUR		6,750		7,726

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Tikehau CLO X DAC
3.483% due 04/20/2038 •		1,000		1,144
Toro European CLO 2 DAC
3.155% due 07/25/2034 •		980		1,120
Toro European CLO 3 DAC
3.194% due 07/15/2034 •		967		1,106
Towd Point Asset Trust
4.454% due 11/20/2061 •		$1,554		1,552
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		1,200		1,200
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •		2,100		2,101
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		263		263
Voya CLO Ltd.
4.735% due 04/20/2034 •		900		901

				337,314

Total Asset-Backed Securities (Cost $520,392)				513,889

SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL	223,896		41,951
0.000% due 04/01/2027 (e)		110,900		19,522
Colombia Government International Bonds
5.375% due 01/21/2029		$1,400		1,397
6.125% due 01/21/2031		1,700		1,719
Eagle Funding Luxco SARL
5.500% due 08/17/2030 (i)		15,700		15,783
Israel Government International Bonds
1.500% due 01/18/2027	EUR	8,500		9,625
Mexico Government International Bonds
4.150% due 03/28/2027		$900		900
Republic of South Africa Government Bonds
8.000% due 01/31/2030	ZAR	420,300		25,875
Romania Government International Bonds
5.250% due 11/25/2027		$25,800		25,903

Total Sovereign Issues (Cost $143,159)				142,675

		SHARES
COMMON STOCKS 8.0%
COMMUNICATION SERVICES 2.0%
Alphabet, Inc. Class A		82,234		29,388
Alphabet, Inc. Class C		82,234		29,056

				58,444

CONSUMER DISCRETIONARY 0.4%
Amazon.com, Inc. (c)		51,700		12,322

INFORMATION TECHNOLOGY 5.6%
Apple, Inc.		100,833		29,177
NVIDIA Corp.		666,714		133,403

				162,580

Total Common Stocks (Cost $229,326)				233,346

EXCHANGE-TRADED FUNDS 18.7% iShares Core S&P 500 ETF		377,258		282,525
State Street SPDR Portfolio S&P 500 ETF		2,958,971		260,034

Total Exchange-Traded Funds (Cost $536,726)				542,559

		PRINCIPAL
		AMOUNT
		(000s)
SHORT-TERM INSTRUMENTS 10.8%
CERTIFICATES OF DEPOSIT 0.1%
Bank of Nova Scotia
3.960% (SOFRRATE + 0.340%) due 07/01/2026		$1,300		1,300

COMMERCIAL PAPER 9.7%
Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026		9,000		8,986

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
AMETEK, Inc.
4.100% due 08/10/2026			31,000		30,859
Campbell’s Co.
4.180% due 09/24/2026			1,500		1,485
4.190% due 09/17/2026			12,500		12,387
4.270% due 09/28/2026			6,300		6,235
Charles Schwab & Co., Inc.
4.010% due 09/29/2026			4,100		4,059
Constellation Energy Generation LLC
4.050% due 07/28/2026			12,600		12,556
4.110% due 08/03/2026			8,200		8,165
4.110% due 08/04/2026			11,400		11,350
4.120% due 08/05/2026			11,400		11,348
EIDP, Inc.
4.180% due 07/07/2026			6,800		6,795
Entergy Corp.
4.050% due 09/01/2026			10,300		10,227
4.070% due 08/19/2026			1,100		1,094
Evergy Missouri West, Inc.
4.030% due 07/01/2026			4,100		4,099
Haleon U.K. Capital PLC
4.100% due 07/10/2026			9,300		9,290
HCA, Inc.
4.220% due 07/14/2026			1,400		1,398
4.270% due 08/07/2026			10,600		10,551
4.270% due 08/11/2026			1,400		1,393
4.270% due 08/12/2026			11,000		10,943
4.270% due 08/17/2026			1,300		1,292
4.270% due 08/20/2026			11,800		11,727
4.330% due 07/27/2026			8,300		8,273
Jabil, Inc.
4.150% due 07/31/2026			8,300		8,269
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026			1,400		1,400
4.350% due 07/20/2026			39,300		39,208
Oglethorpe Power Corp.
4.030% due 08/03/2026 (b)			9,018		8,985
Southern California Edison Co.
4.380% due 07/13/2026			2,000		1,997
TELUS Corp.
4.250% due 09/08/2026			700		694
4.280% due 09/24/2026			1,100		1,088
4.300% due 07/06/2026			10,800		10,792
4.330% due 09/25/2026			4,700		4,650
Triton Container International Ltd./TAL International Container Corp.
4.300% due 07/28/2026			700		698
4.330% due 07/06/2026			18,700		18,687
4.370% due 08/31/2026			1,300		1,290

					282,270

REPURCHASE AGREEMENTS (h) 0.7%
					21,500

SOUTH AFRICA TREASURY BILLS 0.2%
7.127% due 08/19/2026 - 01/27/2027 (d)(e)	ZAR		86,000		5,084

U.S. TREASURY BILLS 0.1%
3.697% due 07/21/2026 - 09/24/2026 (d)(e)(m)			$3,962		3,946

Total Short-Term Instruments (Cost $314,148)					314,100

Total Investments in Securities (Cost $3,922,325)					3,922,857

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III			864,202		8,418

Total Short-Term Instruments (Cost $8,418)					8,418

Total Investments in Affiliates (Cost $8,418)					8,418

Total Investments 135.4% (Cost $3,930,743)					$3,931,275
Financial Derivative Instruments (j)(l) 1.1%(Cost or Premiums, net $4,680)					32,423
Other Assets and Liabilities, net (36.5)%					(1,059,639)

Net Assets 100.0%					$2,904,059

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.360%	06/08/2029	1/16/2026	$2,000	$1,962	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.730%	06/30/2026	07/01/2026	$21,500	U.S. Treasury Notes 2.750	% due 02/15/2028	$(21,940)	$21,500	$21,502

Total Repurchase Agreements							$(21,940)	$21,500	$21,502

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	3.720%	06/09/2026	TBD	(3)	$(5,078)	$(5,090)
DEU	3.730	06/26/2026	07/06/2026		(207)	(207)
	3.740	06/22/2026	07/06/2026		(11,173)	(11,183)
	3.800	06/24/2026	07/08/2026		(43,918)	(43,950)
	3.880	06/25/2026	TBD	(3)	(30,722)	(30,722)
	3.880	06/26/2026	TBD	(3)	(102,207)	(102,208)
	3.880	06/29/2026	TBD	(3)	(84,169)	(84,187)
SAL	3.740	06/18/2026	07/02/2026		(8,350)	(8,361)
	3.770	06/25/2026	07/09/2026		(3,211)	(3,213)
	3.780	06/18/2026	07/02/2026		(34,285)	(34,332)
	3.790	06/23/2026	07/07/2026		(147,262)	(147,386)
	3.800	06/26/2026	07/10/2026		(32,942)	(32,959)
	3.810	06/25/2026	07/09/2026		(91,210)	(91,268)

Total Reverse Repurchase Agreements						$(595,066)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	4.000%	09/01/2056	$21,600	$(20,294)	$(20,172)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	41,700	(40,052)	(39,916)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2056	17,200	(16,891)	(16,903)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	29,475	(29,328)	(29,508)

Total Short Sales (3.7)%				$(106,565)	$(106,499)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

(i)	Securities with an aggregate market value of $620,133 and cash of $4,168 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(122,847) at a weighted average interest rate of 3.778%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	881	$245,165	$96	$25	$(63)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,123	231,487	225	0	(132)
CBOT 30 Day Federal Funds Futures	08/2026	1,030	413,278	20	0	(22)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	3,210	343,620	797	0	(602)
CME E-mini S&P 500 Index Futures	09/2026	5,705	2,153,138	13,003	13,692	0
Long Gilt Futures	09/2026	215	25,442	519	37	(128)
SFE 10 Year Australian Bond Futures	09/2026	360	27,372	386	52	(62)
SFE 3 Year Australian Bond Futures	09/2026	2,062	149,321	760	82	(123)
Three Month SONIA Index Futures	03/2027	761	242,301	(278)	0	(25)

				$15,528	$13,888	$(1,157)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	2,183	$(239,891)	$(917)	$648	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	185	(22,398)	(19)	10	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	324	(25,838)	(108)	2	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,764	(198,395)	(1,681)	689	0
Ultra U.S. Treasury Bond Futures	09/2026	172	(19,979)	(581)	129	0

				$(3,306)	$1,478	$0

Total Futures Contracts				$12,222	$15,366	$(1,157)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%	$	6,200	$80	$(56)	$24	$0	$0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.509	EUR	400	1	7	8	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	0.801		500	(10)	16	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	$	300	3	(2)	1	0	0

							$74	$(35)	$39	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$8,800	$153	$42	$195	$0	$(1)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

											Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date			Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031		GBP	35,960	$(490)	$(683)	$(1,173)	$0	$(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$		138,260	(279)	334	55	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027			177,200	285	460	745	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028			7,810	(67)	104	37	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030			7,700	(27)	578	551	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030			75,390	4,078	(1,538)	2,540	142	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030			130,510	589	2,322	2,911	276	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030			22,700	(381)	541	160	49	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030			73,810	(67)	(167)	(234)	170	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031			1,380	0	186	186	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032			65,800	0	(634)	(634)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032			95,100	0	(627)	(627)	0	(303)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			5,800	725	(53)	672	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033			7,700	(150)	242	92	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			27,200	79	1,489	1,568	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			61,950	(458)	1,491	1,033	275	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029		PLN	48,700	0	287	287	21	0
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029			47,900	(450)	(349)	(799)	0	(22)
Receive	3-Month ZAR-JIBAR	8.635	Quarterly	01/31/2030		ZAR	410,000	(1,252)	126	(1,126)	74	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		EUR	7,500	(263)	128	(135)	0	(10)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056			3,300	29	31	60	4	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031		CAD	28,500	(6)	(153)	(159)	7	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031			69,100	406	(201)	205	17	0

								$2,301	$3,914	$6,215	$1,294	$(593)

Total Swap Agreements								$2,528	$3,921	$6,449	$1,294	$(594)

(k)

Securities with an aggregate market value of $47,142 and cash of $137,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	4,679	$	3,346	$106	$0
	07/2026	CNH	1,626		241	1	0
	07/2026	NZD	9,627		5,686	218	0
	07/2026	$	442	CAD	628	1	0
	07/2026		4,440	NZD	7,860	24	0
	08/2026	CAD	627	$	442	0	(1)
	08/2026	NZD	7,860		4,445	0	(24)
BOA	07/2026	BRL	209		40	0	0
	07/2026	INR	1,530		16	0	0
	07/2026	KRW	203,708		134	2	0
	07/2026	NOK	4,280		433	0	0
	07/2026	SGD	16		13	0	0
	07/2026	$	40	BRL	209	0	0
	07/2026		1,434	CNH	9,697	0	(6)
	07/2026		214	JPY	34,114	0	(5)
	07/2026		1,494	NOK	13,884	0	(92)
	07/2026		144	PLN	545	1	0
	08/2026	ILS	1,976	$	664	0	0
	08/2026	$	248	INR	23,505	0	0
	08/2026	ZAR	6,001	$	345	0	(20)
	09/2026	MXN	3,245		183	0	(1)
	09/2026	$	16	INR	1,540	0	0
	10/2026	BRL	8,200	$	1,500	0	(54)
	10/2026	ZAR	6,389		391	5	0
	01/2027		50,919		3,097	40	0
BPS	07/2026	BRL	72,369		13,826	2	(195)
	07/2026	CHF	1,213		1,542	41	0
	07/2026	CNH	7,930		1,172	4	0
	07/2026	EUR	566		646	0	(1)
	07/2026	IDR	159,096,449		8,878	4	(9)
	07/2026	ILS	2,983		1,012	9	0
	07/2026	INR	287,178		2,990	0	(44)
	07/2026	KRW	676,235		443	6	0
	07/2026	THB	42,242		1,288	17	(2)
	07/2026	$	13,598	BRL	72,369	463	(42)
	07/2026		33	CZK	686	0	(1)
	07/2026		3,322	IDR	59,458,020	4	0
	07/2026		8,637	INR	818,994	20	(13)
	07/2026		726	JPY	115,394	0	(16)
	07/2026		2,131	KRW	3,269,264	0	(18)
	07/2026		24	TWD	754	0	0
	07/2026	ZAR	37,854	$	2,307	0	0
	08/2026	IDR	19,224,028		1,070	0	(1)
	08/2026	ILS	554		186	0	(1)
	08/2026	$	1,126	BRL	5,823	3	(9)
	08/2026		2,080	INR	197,426	1	0
	09/2026	IDR	14,569,380	$	802	0	(7)
	09/2026	THB	35,738		1,102	19	0
	09/2026	$	4,895	IDR	86,632,764	7	(93)
	09/2026		574	INR	54,539	0	(1)
	09/2026		220	THB	7,198	0	(2)
	10/2026	BRL	54,196	$	9,978	37	(331)
	12/2026	$	461	IDR	8,400,570	2	0
BRC	07/2026	ILS	3,696	$	1,249	6	0
	07/2026	NZD	13,984		8,270	328	0
	07/2026	ZAR	186,949		11,510	115	0
BSH	07/2026	$	3,846	JPY	611,492	0	(85)
	07/2026		7,692	NZD	13,614	40	0
	08/2026	NZD	13,614	$	7,701	0	(40)
	10/2026	BRL	136,800		25,228	0	(700)
CBK	07/2026	IDR	4,625,589		258	0	0
	07/2026	ILS	3,326		1,145	27	0
	07/2026	INR	183,511		1,945	6	0
	07/2026	NOK	5,175		558	35	0
	07/2026	$	7,778	AUD	11,006	0	(158)
	07/2026		1,740	IDR	31,221,088	4	0
	07/2026		1,894	INR	183,511	45	0
	07/2026		227	KRW	343,508	0	(5)
	07/2026		1,859	PLN	6,794	0	(53)
	07/2026		194	SEK	1,791	0	(9)
	08/2026	ILS	7,208	$	2,516	92	0
	08/2026	$	455	ILS	1,351	0	(1)
	08/2026		386	INR	36,682	0	0
	09/2026	IDR	52,875,916	$	2,929	0	(6)
	09/2026	INR	19,317		201	0	(2)
	09/2026	THB	44,615		1,347	0	(4)
	09/2026	$	1,004	IDR	17,909,759	0	(10)
	09/2026		379	MXN	6,773	6	0
	12/2026		1,189	IDR	21,618,660	3	0
DUB	07/2026	IDR	4,227,996	$	236	0	0
	07/2026	INR	65,749		696	2	0
	07/2026	$	36	CZK	741	0	(1)
	07/2026		465	INR	44,817	8	0
	07/2026		151	NOK	1,401	0	(9)
	07/2026		1,857	PLN	6,892	0	(25)
	07/2026	ZAR	86,932	$	5,370	71	0
	09/2026	IDR	42,464,024		2,357	0	0
	09/2026	$	616	IDR	11,193,148	5	0
	09/2026		696	INR	66,194	0	(2)
	09/2026		10,666	MXN	186,153	0	(88)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

	12/2026		221	IDR	4,011,917	0	0
FAR	07/2026	CNH	7,890	$	1,166	4	0
	07/2026	GBP	12,543		16,867	229	0
	07/2026	INR	64,612		685	2	0
	07/2026	JPY	4,948,649		30,585	150	0
	07/2026	SEK	1,066		110	0	0
	07/2026	SGD	28,468		22,315	310	0
	07/2026	$	3,107	CNH	21,134	5	0
	07/2026		677	INR	64,612	6	0
	07/2026		2,474	JPY	393,161	0	(56)
	07/2026		5,280	PLN	19,446	0	(110)
	07/2026	ZAR	123,844	$	7,504	0	(44)
	08/2026	CNH	21,088		3,107	0	(5)
	08/2026	ILS	4,848		1,693	63	0
	08/2026	$	30,585	JPY	4,935,699	0	(150)
	08/2026		110	SEK	1,064	0	0
	09/2026		331	INR	31,702	2	0
	09/2026		307	MXN	5,427	1	0
GLM	07/2026	BRL	152,417	$	29,149	6	(383)
	07/2026	IDR	28,679,663		1,602	0	(2)
	07/2026	KRW	676,466		438	1	0
	07/2026	$	29,380	BRL	152,417	145	0
	07/2026		42,470	CAD	60,435	142	0
	07/2026		1,600	IDR	28,679,663	5	0
	07/2026		438	KRW	676,370	0	(1)
	07/2026	ZAR	6,353	$	385	0	(3)
	08/2026	CAD	60,349		42,470	0	(142)
	08/2026	$	8,010	BRL	40,886	0	(151)
	08/2026		455	INR	43,667	5	0
	09/2026	IDR	28,847,614	$	1,600	0	(2)
	09/2026	MXN	2,150		122	0	0
	09/2026	THB	103,296		3,201	72	0
	09/2026	$	20,090	BRL	105,187	2	(17)
	09/2026		2,875	IDR	51,620,104	7	(16)
	09/2026		1,848	INR	177,678	19	0
	09/2026		643	MXN	11,204	0	(6)
JPM	07/2026	AUD	20,250	$	14,436	416	0
	07/2026	BRL	133,415		25,476	0	(368)
	07/2026	ILS	9,434		3,160	0	(11)
	07/2026	INR	8,737		93	0	0
	07/2026	KRW	209,032		135	0	0
	07/2026	NOK	6,868		694	0	0
	07/2026	NZD	329		194	8	0
	07/2026	$	25,788	BRL	133,415	76	(20)
	07/2026		1,939	GBP	1,445	0	(22)
	07/2026		256	IDR	4,608,190	1	0
	07/2026		93	INR	8,737	0	0
	07/2026		199	KRW	305,295	0	(1)
	07/2026		1,391	NZD	2,466	10	0
	07/2026		125	PLN	471	1	0
	07/2026		935	THB	31,236	6	0
	08/2026	ILS	13,613	$	4,699	121	0
	08/2026	$	824	INR	78,221	1	0
	08/2026		694	NOK	6,871	0	0
	09/2026	IDR	4,633,798	$	256	0	(1)
	09/2026	INR	74,748		784	0	(1)
	09/2026	MXN	8,049		456	1	(2)
	09/2026	THB	84,691		2,592	36	(10)
	09/2026	$	883	INR	84,240	1	0
	09/2026		10,465	MXN	181,988	0	(124)
	10/2026	BRL	57,931	$	10,816	20	(184)
	11/2026	ZAR	19,243		1,098	0	(64)
	12/2026	MXN	2,180		124	1	0
	12/2026	$	838	MXN	14,785	0	(3)
	04/2027	BRL	110,900	$	20,140	0	(92)
MBC	07/2026	AUD	84		60	2	0
	07/2026	CHF	10,840		13,758	351	(8)
	07/2026	EUR	3,075		3,571	57	0
	07/2026	IDR	394,927		22	0	0
	07/2026	INR	66,008		699	2	0
	07/2026	KRW	3,506,288		2,313	46	0
	07/2026	NOK	2,252		227	0	(1)
	07/2026	SEK	651		67	0	0
	07/2026	$	6,569	AUD	9,456	20	(42)
	07/2026		27,640	EUR	24,011	0	(205)
	07/2026		22	IDR	394,927	0	0
	07/2026		1,078	INR	103,880	19	0
	07/2026		14,458	JPY	2,311,386	0	(243)
	07/2026		359	NOK	3,330	0	(23)
	08/2026	AUD	5,609	$	3,868	0	(13)
	08/2026	$	292	INR	27,705	1	0
	08/2026		117	NOK	1,167	1	0
	08/2026		67	SEK	650	0	0
	09/2026	THB	26,320	$	788	0	(9)
	09/2026	$	2,917	INR	279,075	15	(2)
NGF	07/2026	IDR	26,546,472	$	1,483	0	(2)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	$	1,489	IDR	26,546,472	0	(4)
	07/2026		1,090	INR	104,845	17	0
	09/2026	IDR	26,695,350	$	1,489	7	0
	09/2026	$	614	IDR	10,934,293	0	(8)
SCX	07/2026	INR	51,766	$	546	0	0
	07/2026	$	596	IDR	10,688,473	1	0
	07/2026		1,434	INR	137,479	17	0
	08/2026		1,132		108,462	10	0
	09/2026	IDR	30,813,197	$	1,707	0	(3)
	09/2026	THB	45,044		1,388	25	(1)
	09/2026	$	1,567	IDR	28,123,083	3	(9)
	09/2026		546	INR	52,113	0	0
SOG	07/2026	CAD	347	$	251	7	0
	07/2026	CNH	13,384		1,978	8	0
	07/2026	EUR	100,742		117,519	2,412	0
	07/2026	SGD	42		32	0	0
	07/2026	$	3,140	AUD	4,551	11	0
	07/2026		15,387	CHF	12,448	19	0
	07/2026		90,779	EUR	79,806	407	0
	07/2026		9,339	JPY	1,483,714	0	(214)
	07/2026		22,028	SGD	28,526	21	0
	08/2026	AUD	4,551	$	3,138	0	(11)
	08/2026	CAD	506		357	0	(1)
	08/2026	CHF	12,403		15,387	0	(20)
	08/2026	EUR	79,806		90,902	0	(406)
	08/2026	SGD	28,462		22,028	0	(22)
	08/2026	$	32	SGD	42	0	0
SSB	07/2026	CAD	61,776	$	44,791	1,233	0
	07/2026	CHF	395		503	14	0
	07/2026	$	390	CAD	553	0	0
	07/2026		645	EUR	566	1	0
	07/2026		14,670	GBP	11,098	51	0
	08/2026	CAD	552	$	390	0	0
	08/2026	EUR	566		646	0	(1)
	08/2026	GBP	11,098		14,670	0	(51)
UAG	07/2026	$	1,891	PLN	6,909	0	(54)
	09/2026	MXN	3,302	$	188	1	0
	09/2026	THB	4,813		147	1	0

Total Forward Foreign Currency Contracts						$8,485	$(5,531)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	11,205	$113	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	2,495	17	0

						$130	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	6,000	$3	$10
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	264,800	274	1,201
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	174,500	156	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	674,000	307	1,132
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	115,800	87	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	192,800	216	3
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	207,300	186	2
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	211,500	237	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	44,400	45	201
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	430,200	301	2
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	24,700	22	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	462,800	492	2,098

							$2,326	$4,653

Total Purchased Options							$2,456	$4,653

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	11,205	$(40)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	2,495	(5)	0

						$(45)	$0

Total Written Options						$(45)	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.200%	$6,600	$(259)	$40	$0	$(219)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CIB	Receive	S&P 500 Total Return Index	6,211	4.270% (SOFR plus a specified spread)	Maturity	08/12/2026	$86,017	$0	$14,360	$14,360	$0
FAR	Receive	S&P 500 Total Return Index	4,943	4.210% (SOFR plus a specified spread)	Monthly	11/04/2026	82,914	0	(292)	0	(292)
RBC	Receive	S&P 500 Total Return Index	1,784	4.130% (SOFR plus a specified spread)	Monthly	10/07/2026	29,925	0	(103)	0	(103)

								$0	$13,965	$14,360	$(395)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	149,476	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$7,547	$0	$(20)	$0	$(20)
FAR	Pay	Amazon.com,Inc.	51,700	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	12,030	0	(288)	0	(288)
	Pay	NVIDIA Corp.	522,000	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	102,176	0	(2,191)	0	(2,191)
JPM	Pay	Janus Henderson AAA CLO ETF	149,476	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	7,547	0	22	22	0
RBC	Pay	Apple, Inc.	100,833	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026	29,552	0	400	400	0
	Pay	Google,Inc.	164,468	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026	56,769	0	(1,628)	0	(1,628)
	Pay	NVIDIA Corp.	144,714	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026	28,798	0	(134)	0	(134)

								$0	$(3,839)	$422	$(4,261)

Total Swap Agreements								$(259)	$10,166	$14,782	$(4,875)

(m)

Securities with an aggregate market value of $994 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2026 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,299	$0	$13,299
Corporate Bonds & Notes
Banking & Finance	0	707,845	1,962	709,807
Industrials	0	224,671	0	224,671
Utilities	0	63,190	0	63,190
U.S. Government Agencies	0	920,455	0	920,455
U.S. Treasury Obligations	0	47,435	0	47,435
Non-Agency Mortgage-Backed Securities	0	183,008	14,423	197,431
Asset-Backed Securities
Automobile ABS Other	0	21,124	0	21,124
Automobile Sequential	0	72,074	0	72,074
CMBS Other	0	20,554	0	20,554
Home Equity Other	0	44,239	0	44,239
Whole Loan Collateral	0	18,584	0	18,584
Other ABS	0	330,242	7,072	337,314
Sovereign Issues	0	142,675	0	142,675
Common Stocks
Communication Services	58,444	0	0	58,444
Consumer Discretionary	12,322	0	0	12,322
Information Technology	162,580	0	0	162,580
Exchange-Traded Funds	542,559	0	0	542,559
Short-Term Instruments
Certificates of Deposit	0	1,300	0	1,300
Commercial Paper	0	282,270	0	282,270
Repurchase Agreements	0	21,500	0	21,500
South Africa Treasury Bills	0	5,084	0	5,084
U.S. Treasury Bills	0	3,946	0	3,946

	$775,905	$3,123,495	$23,457	$3,922,857
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,418	$0	$0	$8,418

Total Investments	$784,323	$3,123,495	$23,457	$3,931,275

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(106,499)	$0	$(106,499)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,900	2,760	0	16,660
Over the counter	0	27,920	0	27,920

	$13,900	$30,680	$0	$44,580
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(401)	(1,350)	0	(1,751)
Over the counter	0	(10,406)	0	(10,406)

	$(401)	$(11,756)	$0	$(12,157)
Total Financial Derivative Instruments	$13,499	$18,924	$0	$32,423

Totals	$797,822	$3,035,920	$23,457	$3,857,199

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust